SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	0	902,670	2,238,885
Number of Restricted Shares, Granted	0	0	0
Number of Restricted Shares, Vested		(902,670)	(1,297,902)
Number of Restricted Shares, Forfeited			(38,313)
Number of Restricted Shares, Unvested Ending Balance	0	0	902,670
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0.00	$ 2.42	$ 2.19
Weighted-Average Grant Date Fair Value, Vested		2.42	2.04
Weighted-Average Grant Date Fair Value, Forfeited			2.12
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.00	$ 0.00	$ 2.42
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	1,567,892	1,531,959	1,153,890
Number of Restricted Shares, Granted	1,445,001	746,856	817,068
Number of Restricted Shares, Vested	(603,012)	(632,985)	(378,579)
Number of Restricted Shares, Forfeited	(175,191)	(77,938)	(60,420)
Number of Restricted Shares, Unvested Ending Balance	2,234,690	1,567,892	1,531,959
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 9.28	$ 6.43	$ 4.43
Weighted-Average Grant Date Fair Value, Granted	7.24	12.42	8.27
Weighted-Average Grant Date Fair Value, Vested	6.32	6.04	4.43
Weighted-Average Grant Date Fair Value, Forfeited	8.85	9.57	5.77
Weighted-Average Grant Date Fair Value, Ending Balance	$ 8.80	$ 9.28	$ 6.43
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	64,371,486	58,072,076	0
Number of Restricted Shares, Granted	5,745,033	7,079,775	60,413,167
Number of Restricted Shares, Vested	(38,375,178)	0	0
Number of Restricted Shares, Forfeited	(3,210,126)	(780,365)	(2,341,091)
Number of Restricted Shares, Unvested Ending Balance	28,531,215	64,371,486	58,072,076
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0.20	$ 0.19	$ 0.00
Weighted-Average Grant Date Fair Value, Granted	0.08	0.29	0.19
Weighted-Average Grant Date Fair Value, Vested	0.18
Weighted-Average Grant Date Fair Value, Forfeited	0.18	0.19	0.19
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.17	$ 0.20	$ 0.19